Net debt	6 Months Ended
Jun. 30, 2026
Net debt.
Net debt

Note 3:  Net debt

Table 22: Net debt

	At 1 Jan	Cash		Non-cash	Exchange	At 30 Jun
	2026	flow	Acquisitions	and other	movements	2026
	$m	$m	$m	$m	$m	$m
Non-current instalments of loans	(24,715)	(1,997)	-	2,889	140	(23,683)
Non-current instalments of leases	(1,421)	-	-	(917)	16	(2,322)
Total long-term debt	(26,136)	(1,997)	-	1,972	156	(26,005)
Current instalments of loans	(2,460)	2,453	-	(2,870)	18	(2,859)
Current instalments of leases	(382)	227	-	(275)	4	(426)
Commercial paper	-	(2,407)	-	-	-	(2,407)
Collateral received from derivative counterparties	(473)	105	-	-	-	(368)
Other short-term borrowings excluding overdrafts	(158)	(13)	-	-	6	(165)
Overdrafts	(13)	3	-	-	1	(9)
Total current debt	(3,486)	368	-	(3,145)	29	(6,234)
Gross borrowings	(29,622)	(1,629)	-	(1,173)	185	(32,239)
Net derivative financial instruments	507	377	-	(525)	-	359
Net borrowings	(29,115)	(1,252)	-	(1,698)	185	(31,880)
Cash and cash equivalents	5,711	(808)	-	-	(10)	4,893
Other investments - current	30	45	-	-	-	75
Cash and investments	5,741	(763)	-	-	(10)	4,968
Net debt	(23,374)	(2,015)	-	(1,698)	175	(26,912)

The table above provides an analysis of Net debt and a reconciliation of Net cash flow to the movement in Net debt. The Group monitors Net debt as part of its capital management policy as described in Note 28 of the Annual Report and Form 20-F Information 2025. Net debt is a non-GAAP financial measure.

Net debt increased by $3,538m in the six months to 30 June 2026 to $26,912m, which includes the issue of new long-term loans of $1,990m and the repayment of long-term loans of $2,450m in H1 2026. Details of the committed undrawn bank facilities are disclosed within the going concern section of Note 1. Non-cash movements in the period include fair value adjustments under IFRS 9 ‘Financial Instruments’.

The Group has agreements with some bank counterparties whereby the parties agree to post cash collateral on financial derivatives, for the benefit of the other, equivalent to the market valuation of the derivative positions above a predetermined threshold. The carrying value of such cash collateral held by the Group at 30 June 2026 was $368m (31 December 2025: $473m) and the carrying value of such cash collateral posted by the Group at 30 June 2026 was $70m (31 December 2025: $22m).

The equivalent GAAP measure to Net debt is ‘liabilities arising from financing activities’, which excludes the amounts for cash and overdrafts, other investments and non-financing derivatives above.

During the six months ended 30 June 2026, there have been no changes to the Group’s solicited credit ratings. Moody’s credit ratings were long term: A1; short term: P-1. Standard and Poor’s credit ratings were long term: A+; short term: A-1.